Variable Interest Entities - Summary of consolidated financial statements of VIEs (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 12, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 200,000
Prepaid expenses and other current assets	82,245				$ 152,474
Total current assets	287,110				1,069,461					$ 25,000
Total assets	230,299,733	$ 230,754,006	$ 231,036,262		231,323,610	$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236	50,000
Current liabilities:
Accounts payable	961,084
Total current liabilities	3,634,148				267,550					27,300
Total liabilities	25,202,318	$ 25,224,557	$ 19,386,072		25,358,720	$ 22,903,099	$ 20,557,770	$ 18,315,099	$ 17,812,302	27,300
TOI Parent Inc.
Current assets:
Cash	11,531,997				5,997,530					2,446,201
Accounts receivable	22,256,605				17,145,910					14,616,261
Other receivables	581,451				112,663					118,156
Inventories, net	5,756,578				4,354,232					3,888,988
Prepaid expenses and other current assets	2,077,045				2,109,256					723,058
Total current assets	51,297,705				29,719,591					21,792,664
Intangible assets, net	18,156,667				19,515,569					22,002,646
Other assets	250,420				122,509					97,851
Goodwill	15,680,160				14,226,674					14,076,674	$ 14,076,674
Total assets	90,827,327				65,688,568					59,520,738
Current liabilities:
Accounts payable	19,013,532				12,643,024					8,885,431
Current portion of long-term debt	4,895,275			$ 149,398	375,000
Total current liabilities	41,826,097				28,606,858					13,585,451
Other non-current liabilities	1,517,844				806,186					756,425
Total liabilities	43,343,941				37,587,051					17,298,392
TOI Parent Inc. | Variable interest entity
Current assets:
Cash	1,537,568				19,502					2,440,898
Accounts receivable	22,256,608				17,145,911					14,616,261
Other receivables	99,445				49,163
Inventories, net	5,756,578				4,354,232					3,888,988
Prepaid expenses and other current assets	675,233				719,063					72,226
Total current assets	30,325,432				22,287,871					21,018,373
Intangible assets, net	479,167
Other assets	306,640				200,600					101,746
Goodwill	150,000				150,000
Total assets	31,261,239				22,638,471					21,120,119
Current liabilities:
Accounts payable	17,694,967				11,953,239					7,732,372
Accrued expenses and other current liabilities	4,231,336				6,038,584					3,087,119
Income taxes payable	220,046				220,046
Current portion of long-term debt					2,000,000
Amounts due to affiliates	34,013,311				19,883,097					16,897,690
Total current liabilities	56,159,660				39,874,920					27,717,181
Other non-current liabilities	896,082				551,228
Total liabilities	$ 57,055,742				$ 40,426,148					$ 27,717,181